Consolidated Statements of Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Profit for the year	$ 875,317	$ 504,225	$ 2,442
Items that are or will be subsequently reclassified to profit or loss
Foreign currency translation differences in respect of foreign operations	17,489	36,354	22,523
Reclassification of foreign currency and capital reserve differences on loss of significant influence	0	(23,425)	0
Group's share in other comprehensive income of associated companies	12,360	1,873	(3,201)
Effective portion of change in the fair value of cash-flow hedges	8,772	(45,322)	(8,309)
Change in fair value of derivative financial instruments used for hedging cash flows recorded to the cost of the hedged item	37,173	3,067	1,351
Change in fair value of derivatives used to hedge cash flows transferred to the statement of profit & loss	(2,121)	6,300	2,743
Income taxes in respect of components of other comprehensive income	(423)	1,346	252
Total other comprehensive income for the year	73,250	(19,807)	15,359
Total comprehensive income for the year	948,567	484,418	17,801
Attributable to:
Kenon's shareholders	969,862	486,165	(2,353)
Non-controlling interests	(21,295)	(1,747)	20,154
Total comprehensive income for the year	$ 948,567	$ 484,418	$ 17,801